Note 15 - Income Taxes (Details) - Summary of Operating Losses (USD $)	Nov. 30, 2013 Total For Canada [Member] Canada [Member]	Nov. 30, 2013 Total For Internal Revenue Service [Member] Internal Revenue Service (IRS) [Member]	Nov. 30, 2033 Canada [Member]	Nov. 30, 2032 Canada [Member]	Nov. 30, 2031 Canada [Member]	Nov. 30, 2030 Canada [Member]	Nov. 30, 2029 Canada [Member]	Nov. 30, 2028 Canada [Member]	Nov. 30, 2027 Canada [Member]	Nov. 30, 2026 Canada [Member]	Nov. 30, 2025 Canada [Member]	Nov. 30, 2014 Canada [Member]	Nov. 30, 2013 Canada [Member]	Nov. 30, 2026 Internal Revenue Service (IRS) [Member]	Nov. 30, 2025 Internal Revenue Service (IRS) [Member]	Nov. 30, 2024 Internal Revenue Service (IRS) [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	$ (25,697,851)	$ 86,714	$ (5,165,818)	$ (5,380,452)	$ (4,938,324)	$ (3,629,479)	$ (597,768)	$ (808,024)	$ (1,372,624)	$ 0	$ (513,476)	$ (2,129,847)	$ (1,162,039)	$ 34,523	$ 16,234	$ 35,957